DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
DUE FROM RELATED PARTIES
Schedule of Due from related parties
	December 31,	December 31,
	2021	2020
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$397,590	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Total Due from Related Parties	$397,590	$429,648